INCOME TAX AND SOCIAL CONTRIBUTION - Reconciliation of expense with income tax and social contributions (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018 BRL (R$)
Reconciliation of expense with income tax and social contribution
Profit before IRPJ and CSLL		R$ 6,952,646		R$ 7,217,786	R$ 17,287,121
Total IRPJ and CSLL calculated at the rates of 25% and 9%, respectively		2,363,899		2,454,047	5,854,596
Effects of additions and exclusions:
Unrecognized/written of deferred taxes		(2,541,696)		(1,375,867)	(1,520,949)
Provisions		826,380		(317,789)	2,265,469
Tax loss offset/Negative base		1,698,017		318,069	647,924
Establishment of tax credits		11,682		2,779,896	589,657
Effect of period tariff review		226,572		337,300	547,548
Tax incentives		924,200		661,724	435,279
Revenue from dividend		456,147		480,847	21,858
Equity method investments		568,107		387,849	463,912
Exchange variation		169,228		594,777	(274,284)
Grants		(17,889)		(14,454)	(2,887)
Other additions and exclusions		(522,182)		(767,646)	118,134
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS		R$ (565,333)		R$ 630,659	R$ (2,562,934)
Effective rate	8.13%	8.13%	9.05%	9.05%	14.83%
Tax Incentive Percentage | $	$ 75		$ 75
Tax incentives - SUDENE and SUDAM		R$ (669,204)		R$ (626,395)	R$ 445,404
IRPJ
Reconciliation of expense with income tax and social contribution
Tax rate	25.00%	25.00%	25.00%	25.00%
CSLL
Reconciliation of expense with income tax and social contribution
Tax rate	9.00%	9.00%	9.00%	9.00%